UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Camber Capital Management LLC
     Address:    101 Huntington Avenue
                 25th Floor
                 Boston, MA 02199

13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       Stephen DuBois
     Title:      Managing Member
     Phone:      617-717-6600

     Signature, Place, and Date of Signing:
     /s/ Stephen DuBois                 Boston, MA               2/14/2013
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: 798,712
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names

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
                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ACORDA THERAPEUTICS INC       COM            00484m106   19,888   800,000 SH          Sole               800,000
ALERE INC                     COM            01449j105   34,502 1,865,000 SH          Sole             1,865,000
ALNYLAM PHARMACEUTICALS INC   COM            02043q107   18,250 1,000,000 SH          Sole             1,000,000
ANGIODYNAMICS INC             COM            03475v101   11,155 1,015,000 SH          Sole             1,015,000
ANTHERA PHARMACEUTICALS INC   COM            03674u102    1,922 3,100,000 SH          Sole             3,100,000
ANTHERA PHARMACEUTICALS       WARRANT        03674U102        1   400,000     CALL    Sole               400,000
BOSTON SCIENTIFIC CORP        COM            101137107   45,840 8,000,000 SH          Sole             8,000,000
CARDIONET INC                 COM            14159l103    5,658 2,481,412 SH          Sole             2,481,412
CAREFUSION CORP               COM            14170t101   21,435   750,000 SH          Sole               750,000
CELGENE CORP                  RIGHTS         151020112    6,085   949,358 SH          Sole               949,358
CONCEPTUS INC                 COM            206016107    3,849   183,200 SH          Sole               183,200
CONMED CORP                   COM            207410101   23,198   830,000 SH          Sole               830,000
CROSS CTRY HEALTHCARE INC     COM            227483104    7,392 1,540,000 SH          Sole             1,540,000
DENDREON CORP                 COM            24823q107   15,840 3,000,000 SH          Sole             3,000,000
DERMA SCIENCES INC            COM            249827502   10,554   950,000 SH          Sole               950,000
DURECT CORP                   COM            266605104    1,794 1,950,000 SH          Sole             1,950,000
ENDO HEALTH SOLUTIONS INC     COM            29264f205   32,837 1,250,000 SH          Sole             1,250,000
GENMARK DIAGNOSTICS INC       COM            372309104    8,550   950,000 SH          Sole               950,000
HCA HOLDINGS INC              COM            40412c101   19,610   650,000 SH          Sole               650,000
HEALTH MGMT ASSOC INC NEW     COM            421933102   41,940 4,500,000 SH          Sole             4,500,000
HOLOGIC INC                   COM            436440101   20,030 1,000,000 SH          Sole             1,000,000
IDENIX PHARMACEUTICALS INC    COM            45166r204    8,245 1,700,000 SH          Sole             1,700,000
ILLUMINA INC                  COM            452327109    8,338   150,000 SH          Sole               150,000
KINDRED HEALTHCARE INC        COM            494580103   10,820 1,000,000 SH          Sole             1,000,000
MAKO SURGICAL CORP            COM            560879108   15,238 1,184,000 SH          Sole             1,184,000
LILLY ELI & CO                COM            532457108   24,522   497,200     CALL                       497,200
LILLY ELI & CO                COM            532457108   49,049   994,500     CALL                       994,500
MASIMO CORP                   COM            574795100   23,111 1,100,000 SH          Sole             1,100,000
MOMENTA PHARMACEUTICALS INC   COM            60877t100    9,424   800,000 SH          Sole               800,000
MYLAN INC                     COM            628530107   41,220 1,500,000 SH          Sole             1,500,000
NATUS MEDICAL INC DEL         COM            639050103   18,626 1,666,003 SH          Sole             1,666,003
NOVAVAX INC                   COM            670002104    6,069 3,211,009 SH          Sole             3,211,009
NUVASIVE INC                  COM            670704105    7,730   500,000 SH          Sole               500,000
QUEST DIAGNOSTICS INC         COM            74834l100   17,481   300,000 SH          Sole               300,000
SAGENT PHARMACEUTICALS INC    COM            786692103    3,722   231,345 SH          Sole               231,345
STRYKER CORP                  COM            863667101   35,633   650,000 SH          Sole               650,000
TEVA PHARMACEUTICAL INDS LTD  COM            881624209   37,340 1,000,000 SH          Sole             1,000,000
TEVA PHARMACEUTICAL INDS LTD  COM            881624209   18,569   497,300     CALL    Sole               497,300
UNIVERSAL HLTH SVCS INC       COM            913903100   53,668 1,110,000 SH          Sole             1,110,000
VANGUARD HEALTH SYSTEMS INC   COM            922036207   38,587 3,150,000 SH          Sole             3,150,000
WRIGHT MED GROUP INC          COM            98235t107   20,990 1,000,000 SH          Sole             1,000,000

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